UNSECURED DEBT AND RELATED DERIVATIVES - 2030 debentures (Details) - CAD ($) $ in Thousands	Dec. 18, 2020	Dec. 31, 2023	Dec. 31, 2022
Unsecured debentures and term loans, net
Principal issued and outstanding		$ 3,074,685	$ 2,991,651
2030 Debentures
Unsecured debentures and term loans, net
Principal issued and outstanding	$ 500,000	$ 500,000	$ 500,000
Interest receipt rate	2.378%
Deferred financing costs	$ 3,000
Redemption percentage	100.00%
Redemption spread	3950.00%
Redemption period of debentures	3 months